Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrants Liabilities [Abstract]
Schedule of Outstanding Warrants	The outstanding warrants as of December 31, 2023 are as follows:
	Public	Private placement	Representative	Service
Opening balance as of January 1, 2023	10,000,000	720,000	-	152,800
Service based payments	-	-	-	-
Exercised during the year	-	-	-	-
Ending balance as of December 31, 2023	10,000,000	720,000	-	152,800

Schedule of Carrying Value of the Warrants	As at 31 December 2023, The carrying value of the warrants is as follows:
	2023	2022
	USD	USD
At January 1	562,722	-
Recognized pursuant to the reverse acquisition transaction	-	7,625,996
Exercised during the year	-	(365,700)
Change in fair value during the period/year	575,224	(6,697,574)
At December 31	1,137,946	562,722

Schedule of Warrants are Fair Valued using Black-Scholes Model	The following assumptions are used in calculating the fair values of the warrants:
	2023	2022

Volatility	130%	75%
Risk-free rate	3.794%	3.794%